Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 177,618	$ 185,509
Less: Deferred financing costs	(2,061)	(2,443)
Total - current portion	$ 175,557	$ 183,066